Taxation - Schedule of Benefit for Income Taxes and the Provision at the PRC, Mainland Statutory Rate (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Benefit for Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
(Loss) Income before income tax expense	$ 4,320	$ (5,244)
Computed income tax (benefit) expense with statutory tax rate	1,080	(1,311)
Additional deduction for research and development expenses	(347)	(261)
Tax effect of preferred tax rate	(786)	897
Tax effect of favorable tax rates on small-scale and low-profit entities	(64)	51
Tax effect of non-deductible items	109	78
Changes in valuation allowance	951	837
Income tax expense	$ 943	$ 291